Annual Fund Operating Expenses - Pioneer Multi-Asset Income Fund	Dec. 01, 2021
A
Operating Expenses:
Management Fees	0.48%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	0.90%	[1]
Less: Fee Waiver and Expense Reimbursement	0.03%	[2]
Net Expenses Plus Acquired Fund Fees and Expenses	0.87%	[2]
C
Operating Expenses:
Management Fees	0.48%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	1.66%	[1]
Less: Fee Waiver and Expense Reimbursement	none	[2]
Net Expenses Plus Acquired Fund Fees and Expenses	1.66%	[2]
K
Operating Expenses:
Management Fees	0.48%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.09%
Acquired Fund Fees and Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	0.59%	[1]
Less: Fee Waiver and Expense Reimbursement	none	[2]
Net Expenses Plus Acquired Fund Fees and Expenses	0.59%	[2]
R
Operating Expenses:
Management Fees	0.48%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.82%
Acquired Fund Fees and Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	1.82%	[1]
Less: Fee Waiver and Expense Reimbursement	none	[2]
Net Expenses Plus Acquired Fund Fees and Expenses	1.82%	[2]
Y
Operating Expenses:
Management Fees	0.48%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	0.69%	[1]
Less: Fee Waiver and Expense Reimbursement	0.02%	[2]
Net Expenses Plus Acquired Fund Fees and Expenses	0.67%	[2]

[1]	Total annual fund operating expenses in the table, before and after fee waiver and expense reimbursements, are higher than the corresponding ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include acquired fund fees and expenses.
[2]	The fund’s investment adviser has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation) to the extent required to reduce fund expenses to 0.85% and 0.65% of the average daily net assets attributable to Class A and Class Y shares, respectively. These expense limitations are in effect through December 1, 2022. There can be no assurance that the adviser will extend the expense limitations beyond such time. Net expenses for a class may exceed the applicable expense limitation to the extent that the fund incurs excluded expenses. While in effect, the arrangement may be terminated for a class only by agreement of the adviser and the Board of Trustees.